Tax situation - Effect of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets [Abstract]
Deferred tax assets	$ 73,850	$ 74,556
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	38,319	28,959
Sociedad Minera Cerro Verde S.A.A. [Member]
Deferred tax assets [Abstract]
Deferred tax assets	254,083	152,997	$ 175,769
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	645,576	518,528	401,366
Deferred tax liabilities before supplementary retirement fund	391,493	365,531	225,597
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	4,581	4,258	2,651
Total deferred income tax liabilities, net	396,074	369,789	228,248
Sociedad Minera Cerro Verde S.A.A. [Member] | Royalty Accrual [Member]
Deferred tax assets [Abstract]
Deferred tax assets	83,570	84,546	109,505
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision For Remediation And Mine Closure [Member]
Deferred tax assets [Abstract]
Deferred tax assets	19,937	17,309	15,131
Sociedad Minera Cerro Verde S.A.A. [Member] | Unpaid Vacations [Member]
Deferred tax assets [Abstract]
Deferred tax assets	7,015	6,618	5,937
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision For Mining Taxes Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	6,124	3,737	4,120
Sociedad Minera Cerro Verde S.A.A. [Member] | SUNAT Assessments
Deferred tax assets [Abstract]
Deferred tax assets	0	0	4,055
Sociedad Minera Cerro Verde S.A.A. [Member] | Cost of net asset for the construction of the tailing dam [Member]
Deferred tax assets [Abstract]
Deferred tax assets	125,621	30,033	26,449
Sociedad Minera Cerro Verde S.A.A. [Member] | Development Costs [Member]
Deferred tax assets [Abstract]
Deferred tax assets	59	72	122
Sociedad Minera Cerro Verde S.A.A. [Member] | Leases [Member]
Deferred tax assets [Abstract]
Deferred tax assets	931	406
Sociedad Minera Cerro Verde S.A.A. [Member] | Other Provisions [Member]
Deferred tax assets [Abstract]
Deferred tax assets	10,826	10,276	10,450
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference In Depreciation Method Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	545,636	458,307	361,453
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping Activity Asset [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	43,187	33,661	27,464
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference In Valuation Of Inventories Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	18,479	14,885	16,605
Sociedad Minera Cerro Verde S.A.A. [Member] | Debt Issuance Costs [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	412	933	1,894
Sociedad Minera Cerro Verde S.A.A. [Member] | Embedded derivatives for price adjustment of copper concentrate and cathode
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	$ 37,862	$ 10,742	$ (6,050)